Investments accounted for using the equity method	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Investments accounted for using the equity method

12. Investments accounted for using the equity method
Equity in associates and joint ventures is as follows:

	Yen in millions
	March 31,
	2025	2026
Associates	4,887,674	4,218,009
Joint ventures	910,377	1,124,539

Total	5,798,051	5,342,548

The combined information of investments accounted for using the equity method (total value of TMC’s interests) is as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025	2026

Net income
Associates	478,405	466,473	404,437
Joint ventures	284,732	124,747	148,305
Total	763,137	591,219	552,742
Other comprehensive income, net of tax
Associates	269,753	55,415	109,968
Joint ventures	52,361	2,712	73,812
Total	322,114	58,127	183,780
Comprehensive income
Associates	748,158	521,888	514,405
Joint ventures	337,093	127,459	222,117
Total	1,085,251	649,347	736,522